Note 7 - Operating Activities - Summary of Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Employee salary and benefit expenses, excluding share-based compensation	$ 5,699	$ 4,832	$ 6,033
Share-based compensation expenses	167	101	377
Depreciation	315	305	340
External expenses	3,794	5,219	5,166
Total research and development expenses	$ 9,975	$ 10,457	$ 11,916